Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 100,776	¥ 118,768
Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 21,537	¥ 39,866
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	9.50%	10.20%
Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)	Direct capitalization	Direct capitalization
Significant Unobservable Inputs	Capitalization rate	Capitalization rate
Weighted Average Discount Rate	10.40%	10.30%
Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 25,732	¥ 60,665
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	5.10%	5.60%
Investment in operating leases and property under facility operations | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 41,768
Valuation Technique(s)	Appraisals
Significant Unobservable Inputs	-
Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 8,084	¥ 18,237
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	9.20%	7.10%
Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,220
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	9.80%
Goodwill | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 2,435
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	-
Minimum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.80%	5.30%
Minimum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.50%	5.60%
Minimum | Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	4.10%	5.20%
Minimum | Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.30%	3.90%
Minimum | Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	9.80%
Maximum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	12.00%	19.00%
Maximum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	16.50%	19.00%
Maximum | Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	15.00%	11.00%
Maximum | Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.10%	9.90%